Revenue and Loyalty Programs (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Summary of Disaggregated Revenue by Source
The following table represents the Company’s disaggregated revenue by source, primarily due to the Company’s contracts with its customers, for the years ended December 31, 2020 and 2019:

($ in thousands)	2020	2019
Wholesale	$274,000	$79,927
Dispensary	202,251	48,607

Total Revenue	$476,251	$128,534